Income tax - Disclosure of deferred tax asset and deferred tax liability balances (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Deferred tax assets
Tax losses carried forward	$ 5,117	$ 5,923
Share-based payments	856	831
Temporary difference on deferred income	235	202
Less: Valuation allowance	(5,117)	(5,923)	$ (6,531)	$ (6,385)
Deferred tax assets net	1,091	1,033
Deferred tax liabilities
Acquired intangible assets	(13,579)	(894)
Outside basis difference	(667)	(942)
Others	(30)	(29)
Deferred tax liabilities net	$ (14,276)	$ (1,865)